ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of December 31,
	2023	2024
	US$	US$

Accounts receivable	38,243	24,398
Allowance for credit losses	(15,991)	(10,252)
Accounts receivable, net	22,252	14,146

Schedule of movements in the allowance for credit losses

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Movement in allowance for credit losses
Balance at beginning of year	52,831	33,864	15,991
Additional provision	43,285	1,183	6,097
Write-offs	(56,276)	(18,393)	(11,655)
Foreign currency translation adjustments	(5,976)	(663)	(181)
Balance at end of year	33,864	15,991	10,252

Schedule of ageing analysis of accounts receivable

	As of December 31,
	2023	2024
	US$	US$
- Within 3 months	18,501	11,672
- 3 months to 6 months	4,233	1,639
- 6 months to 12 months	5,399	3,943
- Over 1 year	10,110	7,144
Accounts receivable	38,243	24,398
Less: allowance for credit losses	(15,991)	(10,252)
Accounts receivable, net	22,252	14,146